FAIR VALUE (Details) - USD ($) $ in Thousands	Feb. 28, 2023	Feb. 28, 2022
Short-term investments
Variable-rate financial instruments	$ 793,275	$ 150,000
Available-for-sale investments	80,044	340,183
Fair Value, Measurements, Recurring
Short-term investments
Variable-rate financial instruments	793,275	150,000
Available-for-sale investments	80,044	340,183
Long-term investments
Equity securities with readily determinable fair values	5,890	16,723
Fair value option investment	92,788	17,735
Available-for-sale investments	106,387	134,034
Total	1,078,384	658,675
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Long-term investments
Equity securities with readily determinable fair values	5,890	14,606
Total	5,890	14,606
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Short-term investments
Variable-rate financial instruments	793,275	150,000
Available-for-sale investments	80,044	340,183
Long-term investments
Equity securities with readily determinable fair values		2,117
Fair value option investment	92,500	17,419
Total	965,819	509,719
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Long-term investments
Fair value option investment	288	316
Available-for-sale investments	106,387	134,034
Total	$ 106,675	$ 134,350